Securities - Summary of Securities (Detail) - CAD ($) $ in Millions	Apr. 30, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Debt securities measured at FVOCI	$ 49,512	$ 46,196
Equity securities designated at FVOCI	607	602
Securities measured at amortized cost	26,140	20,115
Securities mandatorily measured and designated at FVTPL	57,547	54,397
Total financial securities	$ 133,806	$ 121,310